Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill.
Schedule of Intangible and goodwill

					Internally-
Cost	Brand	Customer			developed
in €‘000	name	base	Licenses	Technology	software	Goodwill	Total
Balance as of January 1, 2023	13,177	75,970	741,626	107,601	64,939	315,814	1,319,127
Additions	—	—	1,023,457	6,324	28,301	—	1,058,082
Additions through business combinations (Note 3)	—	—	—	2,718	—	4,236	6,954
Disposals	(71)	(776)	(226,020)	(3,000)	(5,170)	—	(235,037)
Disposal due to reduction in service potential	—	—	(4,077)	—	—	—	(4,077)
Translation adjustments	(78)	(619)	(127)	(2,258)	(1,545)	(5,652)	(10,279)
Balance as of December 31, 2023	13,028	74,575	1,534,859	111,385	86,525	314,398	2,134,770
Additions	—	—	96,627	1,773	50,008	—	148,408
Additions through business combinations (Note 3)	4,810	3,392	—	231	—	10,388	18,821
Disposals	(70)	(768)	(189,266)	(1,156)	(5)	—	(191,265)
Disposal due to reduction in service potential	—	—	(4,476)	—	—	—	(4,476)
Translation adjustments	233	1,527	928	4,540	380	12,328	19,936
Balance as of December 31, 2024	18,001	78,726	1,438,672	116,773	136,908	337,114	2,126,194

Accumulated amortization and impairment
€‘000
Balance as of January 1, 2023	(7,709)	(34,973)	(367,405)	(26,444)	(27,139)	(11,825)	(475,495)
Amortization	(1,246)	(6,664)	(161,279)	(13,728)	(8,849)	—	(191,766)
Impairment (Note 13.1)	(311)	(1,142)	—	(1,908)	—	(6,493)	(9,854)
Disposals	71	776	227,800	3,000	5,170	—	236,817
Translation adjustments	60	144	569	864	901	321	2,859
Balance as of December 31, 2023	(9,135)	(41,859)	(300,315)	(38,216)	(29,917)	(17,997)	(437,439)
Amortization	(1,258)	(6,079)	(236,557)	(12,348)	(11,923)	—	(268,165)
Impairment (Note 13.1)	—	—	—	(167)	—	—	(167)
Disposals	70	768	189,266	1,156	5	—	191,265
Translation adjustments	(170)	(529)	(248)	(2,832)	(143)	(709)	(4,631)
Balance as of December 31, 2024	(10,493)	(47,699)	(347,854)	(52,407)	(41,978)	(18,706)	(519,137)
Carrying amount
As of January 1, 2023	5,468	40,997	374,221	81,157	37,800	303,989	843,632
As of December 31, 2023	3,893	32,716	1,234,544	73,169	56,608	296,401	1,697,331
As of December 31, 2024	7,508	31,027	1,090,818	64,366	94,930	318,408	1,607,057

Schedule of company's internally developed software cost

	Years Ended December 31,
in €‘000	2024	2023	2022
Personnel expenses	28,392	21,773	15,560
Purchased services	21,616	6,528	2,170
Internally-developed software cost capitalized	50,008	28,301	17,730

Schedule of carrying amount of goodwill to the respective CGUs and the key assumptions used in estimation of the recoverable amount

Goodwill per CGU	RoW	RoW	RoW	United
in €‘000	Betting	Betting AV	Other	States	Total
Goodwill as of January 1, 2023	73,896	110,171	20,527	99,395	303,989
Acquisition	4,236	—	—	—	4,236
Impairment	—	—	(6,493)	—	(6,493)
Foreign currency translation effect	424	(2,463)	(140)	(3,152)	(5,331)
Goodwill as of December 31, 2023	78,556	107,708	13,894	96,243	296,401

The key assumptions used in the estimation of the recoverable amount during the years ended December 31, 2024 and December 31, 2023, were as follows:

Key assumptions used for 2024:
Terminal value growth rate	2.0%
Budgeted adjusted EBITDA margin	26.2%
Discount rate —WACC (before taxes)	14.7%

Key assumptions used for 2023	RoW Betting	RoW Betting AV	RoW Other	United States
Terminal value growth rate	2.0%	2.0%	2.0%	2.0%
Budgeted adjusted EBITDA margin [1]	33.6%	13.1%	12.5%	25.0%
Discount rate —WACC (before taxes)	13.2%	13.2%	15.7%	15.7%
[1]

The budgeted adjusted EBITDA margin for the RoW Betting CGUs represents an average margin, whereas the budgeted adjusted EBITDA margin for the RoW Other and United States CGUs represents the assumption for the last year of the budget period.

Schedule of Impairment assessment changes to discount rate and sustainable EBITDA

Further
in €‘000	impairment
Decrease terminal value growth rate to 0%	(4,511)
Decrease sustainable EBITDA margin by 2%	(14,041)
Increase discount rate by 1%	(5,147)
Decrease discount rate by 1% and decrease sustainable EBITDA margin by 2%	(9,765)